Parnassus Growth Equity Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (1.9%)

Natera Inc.[q]	8,469	1,075,140

Capital Markets (5.2%)

Ares Management Corp., Class A	6,560	1,022,310

MSCI Inc., Class A	1,384	806,775

S&P Global Inc.	2,145	1,108,150

		2,937,235

Chemicals (3.4%)

Linde plc	1,711	815,907

The Sherwin-Williams Co.	2,870	1,095,393

		1,911,300

Diversified Financial Services (5.9%)

Adyen N.V., ADR[q]	58,722	917,825

Visa Inc., Class A	8,759	2,408,287

		3,326,112

Entertainment (1.3%)

Netflix Inc.[q]	1,041	738,350

Equity Real Estate Investment Trusts (1.0%)

CoStar Group Inc.[q]	7,584	572,137

Food & Staples Retailing (1.9%)

Costco Wholesale Corp.	1,234	1,093,966

Health Care Equipment & Supplies (3.7%)

Boston Scientific Corp.[q]	13,530	1,133,814

Intuitive Surgical Inc.[q]	1,955	960,433

		2,094,247

Health Care Providers & Services (1.0%)

UnitedHealth Group Inc.	958	560,123

Hotels, Restaurants & Leisure (3.1%)

Airbnb Inc., Class Aq	7,130	904,155

Chipotle Mexican Grill Inc., Class Aq	15,336	883,660

		1,787,815

Interactive Media & Services (6.4%)

Alphabet Inc., Class A	21,704	3,599,608

IT Services (1.0%)

Cloudflare Inc., Class Aq	6,981	564,693

Life Sciences Tools & Services (1.9%)

Thermo Fisher Scientific Inc.	1,734	1,072,600

Machinery (1.6%)

Deere & Co.	2,144	894,756

Multiline Retail (6.1%)

Amazon.com Inc.[q]	14,191	2,644,209

MercadoLibre Inc.[q]	400	820,784

		3,464,993

Pharmaceuticals (4.4%)

AstraZeneca plc, ADR	6,781	528,308

Eli Lilly & Co.	2,193	1,942,866

		2,471,174

Professional Services (1.7%)

Equifax Inc.	3,218	945,642

Semiconductors & Semiconductor Equipment (17.7%)

Advanced Micro Devices Inc.[q]	5,543	909,495

Applied Materials Inc.	4,802	970,244

Broadcom Inc.	12,280	2,118,300

NVIDIA Corp.	41,954	5,094,894

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,797	1,006,765

		10,099,698

Software (22.2%)

Adobe Inc.[q]	2,070	1,071,805

Intuit Inc.	2,022	1,255,662

Microsoft Corp.	12,609	5,425,653

Procore Technologies Inc.[q]	15,175	936,601

PTC Inc.[q]	5,205	940,335

Salesforce Inc.	6,762	1,850,827

Workday Inc., Class Aq	4,700	1,148,727

		12,629,610

Technology Hardware, Storage & Peripherals (4.9%)

Apple Inc.	11,879	2,767,807

Textiles, Apparel & Luxury Goods (1.0%)

LVMH Moët Hennessy Louis Vuitton, ADR	3,793	582,643

Trading Companies & Distributors (1.4%)

Ferguson Enterprises Inc.	3,942	782,763

Total investment in equities (98.7%)

(cost $43,650,087)		55,972,412

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (1.1%)

Citibank, New York	4.18%	10/01/2024	619,460	619,460

Total short-term securities (1.1%)

(cost $619,460)				619,460

Total securities (99.8%)

(cost $44,269,547)				56,591,872

Other assets and liabilities (0.2%)				99,375

Total net assets (100.0%)				56,691,247

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt

N.V.	Naamloze Vennootschap